Liquidity risk	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Liquidity risk

Liquidity risk

Overview (unaudited)	Key metrics (unaudited)

Liquidity risk is the risk that, while still being solvent, we do not have the liquid financial resources to meet our obligations when they fall due, or we can only obtain them at high cost.

In this section, we describe our sources and uses of liquidity and how we manage liquidity risk. We also analyse our key liquidity metrics, including our Liquidity Coverage Ratio (LCR) and our eligible liquidity pool.

We then explain our funding strategy and structure and we analyse our wholesale funding. Finally, we analyse how we have encumbered some of our assets to support our funding activities.

LCR decreased to 120% (2016: 139%) Wholesale funding with maturity <1 year down to £14.9bn (2016: £21.4bn) LCR eligible liquidity pool decreased to £48.5bn (2016: £50.7bn)

OUR KEY LIQUIDITY RISKS (unaudited)

Through our Liquidity Risk Appetite framework, we manage our funding or structural contingent and market liquidity risks wherever they arise. This can be in any of the following areas:

Key risks	Description
Retail and corporate deposit outflows	– Outflows if we are seen as more of a credit risk than our peers.
Wholesale secured and	– Wholesale unsecured deposits failing to roll over at maturity date.
unsecured liquidity outflows	– An inability to replace our wholesale secured funding on maturity.
Off-balance sheet activities	– Collateral outflows if our credit rating was downgraded. This could also lead to higher costs or less capacity to raise funding.
– Outflows of collateral we owe but that have not yet been called.
– Outflows of collateral due to market movements.
– Drawdowns on committed facilities based on facility type, and counterparty type and creditworthiness.
Other risks	– Funding concentrations – outflows against concentrations of wholesale secured funding providers.
– Intra-day cash flows – shortfall on the liquidity we need to support intra-day needs.
– Intra-group commitments and support – cash in our subsidiaries becoming unavailable to the wider Santander UK group and contingent calls for funding from our subsidiaries and affiliates.
– Franchise retention – outflows we need to support our future business and reputation.

Our main sources of liquidity

Customer deposits finance most of our customer lending. Although these funds are mostly callable, they give us a stable and predictable core of funding. This is due to the nature of retail accounts and the breadth of our retail customer relationships.

We have a strong wholesale funding investor base, diversified across product types and geographies. Through the wholesale markets, we have active relationships in many sectors including banks, other financial institutions, corporates and investment funds. We access the wholesale funding markets for subordinated debt, longer-dated senior unsecured debt through Santander UK Group Holdings plc, covered bonds, structured notes, shorter-dated senior unsecured debt and short-term funding. We also access these markets through Abbey National Treasury Services plc for short-term funding, and through securitisations of certain assets. For more on our programmes, see Notes 16, 24 and 25 in the Consolidated Financial Statements.

We generate funding on the strength of our own balance sheet, our own profitability and our own network of investors. We do not rely on a guarantee from Banco Santander SA or any other member of the Banco Santander group. We do not raise funds to finance other members of the Banco Santander group or guarantee their debts, other than some of our own subsidiaries. As we are a PRA-regulated group, we have to meet PRA liquidity needs on a standalone basis. This means we have to prove to the PRA that we can withstand liquidity and capital stress tests. While we manage our funding and liquidity on a standalone basis, we coordinate our issuance plans with Banco Santander where it is appropriate to do. We also comply with rules set by the PRA, other regulators, and Banco Santander standards. While we manage, consolidate and monitor liquidity risk centrally, we also manage and monitor it in the business area it comes from.

Our main uses of liquidity

Our main uses of liquidity are to fund our lending in Retail Banking and Commercial Banking, to pay interest and dividends, and to repay debt. Our ability to pay dividends depends on various factors. These include our regulatory capital needs, the level of our distributable reserves, and our financial performance. We also use liquidity to pay for business combinations.

LIQUIDITY RISK MANAGEMENT

Introduction (unaudited)

We manage liquidity risk on a consolidated basis. We created our governance, oversight and control frameworks, and our LRA, on the same basis. Under this model, and the PRA’s liquidity rules, Santander UK plc and its subsidiaries Abbey National Treasury Services plc and Cater Allen Limited form the Domestic Liquidity Sub-group (DoLSub), which allows the entities to collectively meet regulatory requirements. Each member of the DoLSub will support the others by transferring surplus liquidity in times of stress.

Risk appetite

Our LRA statement is based on the principles of liquidity management we use to manage our balance sheet. It also supports our need to meet or exceed the rules of our regulators. In line with our liquidity management principles, we:

–	Ensure that all maturing liabilities can be financed as they fall due, including across currencies and on an intraday basis
–	Maintain a level of customer loans versus customer deposits that prevents an over-reliance on wholesale markets
–	Maintain sufficient capacity to monetise liquid assets and other counterbalancing capacity within an appropriate timeframe
–	Avoid an over-reliance on funding from a single product, customer or counterparty
–	Fund long-term assets with long-term liabilities
–	Maintain sufficient unencumbered customer assets to support current and future funding and collateral requirements, including under stress
–	Ensure that liquidity costs and benefits are allocated to business activities from which they arose.

The Board, under advice from the Board Risk Committee, approves our LRA. Our LRA, in the context of our overall Risk Appetite, is reviewed and approved by the Board each year, or more often if needed.

Risk measurement (unaudited)

We use a number of metrics to manage liquidity risk. These include metrics that show the difference between cash and collateral inflows and outflows in different periods. They also include structural metrics, such as our LDR ratio and our level of encumbered assets.

Stress testing

We also have a liquidity stress test framework in place which is central to our LRA measurement and monitoring. It includes three severe but plausible stress test scenarios. To fit with our risk appetite, the liquidity outflows that come from these stress tests must be fully covered with high-quality liquid assets, other liquid assets and management actions sanctioned at the right level of governance. Additionally, a quarterly funding plan disruption stress scenario now forms part of our LRA monitoring.

Our Risk division runs our stress tests. They are:

Test	Description
Our LRA stress	Three stress tests that cover idiosyncratic, market wide and combined scenarios and look at all our risks during these events. We reviewed and revised our LRA stresses in 2017 and updated the previous single stress scenario to these three whilst also calculating the outflows resulting from each and introducing regular funding plan disruption stress tests.
Global economic stress	A stress test that looks at a slowdown in emerging markets which triggers a rapid deterioration in market sentiment globally and reduced confidence in the banking industry. Consumer purchasing power diminishes, resulting in retail and commercial outflows and drawdowns on liquidity facilities.
Acute retail stress	Stress tests that look at a significant event that damages confidence of retail and commercial depositors, causing a material loss of deposits.
Slow retail stress	Stress tests that look at the impact of a gradual prolonged period of loss of retail and commercial deposits and reduced wholesale financing.
Wholesale stress	A stress test that assesses the impact of a significant loss of wholesale market confidence in Santander UK under which wholesale funding is no longer available to us in any currency.
Protracted stress	A 12-month stress with a three-month period of severe liquidity constraint followed by a slow recovery in confidence in a recessionary economic environment.
Severe combined stress

A stress test that looks at a deep and prolonged UK recession which impairs confidence in the UK banking sector, and results in a reduction in wholesale funding availability. Simultaneously Santander UK suffers an idiosyncratic shock leading to retail and commercial outflows.

We also conduct sensitivity analysis and reverse stress testing for instant liquidity shocks by each key liquidity risk. We do this to understand the impacts they would have on our LRA and our regulatory liquidity metrics.

We monitor our LCR to ensure we continue to meet the requirements. Although the Basel Committee published its final Net Stable Funding Ratio (NSFR) standards in October 2014, the NSFR has not yet been implemented within Europe (unlike the LCR). As such there is no formal NSFR requirement applicable to UK or other EU banks until such time as the European Commission adopts appropriate regulatory and technical standards. Nonetheless, we monitor our NSFR on an ongoing basis and stand ready to comply with the standards once agreed.

Risk mitigation (unaudited)

The Board aims to make our balance sheet resilient at all times and for it to be perceived as such by stakeholders. This preserves our short and long-term viability. The Board recognises that as we are involved in maturity transformation, we cannot hold enough liquidity to cover all possible stress scenarios. The Board requires us to hold enough liquidity to make sure we will survive three plausible but severe stress scenarios. We do this by keeping a prudent balance sheet structure and maintaining our approved liquid resources. The three stress scenarios cover a severe idiosyncratic, market wide and combined stress scenario and we hold sufficient liquidity to survive the worst outcome.

Ongoing business management

Within our framework of prudent funding and liquidity management, we manage our activities to minimise our liquidity risk. We have clear responsibilities for short-term funding, medium-term funding, encumbrance, collateral and liquid asset management. This ensures we manage liquidity risks as part of our daily operations, strategy and planning. We distinguish between short-term and strategic activities as follows:

Short-term tactical liquidity management	Description
Liquid resources	We maintain liquid assets, contingent liquidity and defined management actions to source funds. We do this to cover unexpected demands on cash. This is in both a plausible and significant stress scenario and other more distant and severe but less probable scenarios. Our main stress events are large and unexpected deposit withdrawals by retail customers and the loss of unsecured wholesale funding.
Funding profile	We use metrics to help control outflows in different maturities and concentrations.
Intra-day collateral management	We make sure we have enough collateral to support our involvement in payment and settlement systems.

Strategic funding management	Description
Structural balance sheet shape	We manage our maturity transformation, where we invest shorter-term funding in longer-term assets. We also manage our use of wholesale funding for non-marketable assets, and our use of non-marketable assets to generate liquidity.
Wholesale funding strategy	We avoid relying too much on any individual or groups of customer, currency, market or product that might become highly correlated in a time of stress. We also avoid excessive concentrations in the maturity of our wholesale funding.
Wholesale funding capacity	We maintain and promote our client relationships. We also monitor our line availability and maintain our funding capacity by using lines and markets.

We regularly test the liquidity of our eligible liquidity pool, in line with PRA and Basel rules. We do this by realising some of the assets through repurchase or outright sale to the market. We make sure that over any 12-month period we realise a significant part of our eligible liquidity pool. As well as our eligible liquidity pool, we hold a portfolio of unencumbered liquid assets at all times. Our LRA and PRA requirements determine the size and composition of this portfolio. These assets give us a source of contingent liquidity, as we can realise some of them in a time of stress to create liquidity through repurchase or outright sale to the market.

Structure and organisation

Santander UK has a centralised function for the management of funding, liquidity, capital – the CFO Division. The division also manages interest rate risk in our banking book. Under this approach, the CFO Division is responsible for centralising and managing these risks on behalf of Santander UK. A robust Funds Transfer Pricing (FTP) framework is critical to ensure that these risks are appropriately transferred into the CFO Division and that the costs and benefits are then passed back to the business (and ultimately our customers) and to incentivise the right behaviours in the businesses.

The role of the CFO Division is to:

–	Manage the provision of funding in order to meet the requirements of business strategy and plans
–	Propose the LRA to the Risk Division and Santander UK Board for approval
–	Manage the required liquid asset buffer
–	Maintain the Santander UK funding plan, ensuring it is compliant with the LRA and regulatory liquidity and capital requirements
–	Manage day-to-day operational liquidity and intra-day liquidity risk
–	Manage the Santander UK Recovery Plan and from January 2018 the Resolution Plan and operational continuity processes
–	Maintain policy and methodology for liquidity and interest rate FTP
–	Manage and submit liquidity regulatory reporting.

Recovery and resolution framework

In the event of a liquidity or capital stress, Santander UK has developed a series of actions that would be taken that form part of the Recovery and Resolution Plan. This enables us to respond to a wide variety of stresses, from mild to severe, in a coordinated and efficient manner. The Recovery and Resolution Plan addresses how a capital or liquidity stress would be managed. It would be invoked in response to triggers across a range of metrics falling outside threshold levels, or a qualitative assessment of potential serious risks to our financial position and balance sheet strength. All of these metrics are part of our existing risk management processes. The Recovery and Resolution Plan has two phases with the first invoked as early and proactively as possible in order to mitigate a stress with suitable actions. Phase 2 would be invoked if a stress is severe enough to warrant more significant action.

The Recovery Plan is approved by the Board under advice from the Board Audit Committee and is subject to ongoing review and enhancement.

Risk monitoring and reporting (unaudited)

We monitor liquidity risk daily, weekly and monthly. We do this through different committees and levels of management, including ALCO and the Board Risk Committee.

LIQUIDITY RISK REVIEW (unaudited)

2017 compared to 2016

–	Throughout 2017 we maintained robust risk management controls to monitor and manage the levels of our eligible liquidity pool and encumbrance. The LCR decreased to 120% at 31 December 2017 (2016: 139%), reflecting the increased requirements due to EU adoption of Regulatory Technical Standards for assessing additional collateral outflows and efficient liquidity planning. The average LCR was 129%.
–	Our LCR eligible liquidity pool significantly exceeded our wholesale funding of less than one year, with a coverage ratio of 326% at 31 December 2017 (2016: 237%), the coverage ratio increased primarily due to lower term funding maturities in 2018, the ratio continues to be volatile due to the management of normal short-term business commitments.
–	The reduction in the LRA was due to the increased severity of the stress scenarios and the extended 90 day term of the stress compared to the 60 day term of the 2016 scenario. There is also a new requirement to hold sufficient liquidity to cover the functioning of the notes circulation scheme.

Liquidity Coverage Ratio

This table shows our LCR and LRA at 31 December 2017 and 2016. It reflects the stress testing methodology in place at that time.

	LCR		LRA(1)
	2017 £bn	2016 £bn	2017 £bn	2016 £bn
Eligible liquidity pool (liquidity value)	47.4	50.1	45.7	45.2
Net stress outflows	(39.7)	(36.0)	(34.7)	(27.3)
Surplus	7.7	14.1	11.0	17.9
Eligible liquidity pool as a percentage of anticipated net cash flows	120%	139%	132%	166%

(1)	The 2016 LRA was a two month stress horizon, the 2017 LRA is a three month requirement based on the running of three stress scenarios.

LCR eligible liquidity pool

This table shows the carrying value and liquidity value of our eligible liquidity pool assets at 31 December 2017 and 2016. It also shows the weighted average carrying value in the year.

	Carrying value		Liquidity value(1)		Weighted average carrying value in the year
	2017 £bn	2016 £bn	2017 £bn	2016 £bn	2017 £bn	2016 £bn
Cash and balances at central banks	30.9	16.0	30.9	16.0	23.6	19.0
Government bonds	12.5	29.5	12.3	29.5	19.6	18.4
Supranational bonds and multilateral development banks	1.0	1.5	1.0	1.5	1.1	1.4
Covered bonds	2.7	2.9	2.3	2.6	2.7	2.6
Asset-backed securities	0.6	0.7	0.5	0.5	0.8	0.8
Equities	0.8	0.1	0.4	–	1.1	0.5
	48.5	50.7	47.4	50.1	48.9	42.7

(1)	Liquidity value is the carrying value with the applicable LCR haircut applied.

Currency analysis

This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2017 and 2016, the composition of the pool is consistent with the currency profile of our net liquidity outflows.

	US Dollar £bn	Euro £bn	Sterling £bn	Other £bn	Total £bn
2017	9.2	1.8	36.7	0.8	48.5
2016	10.1	2.4	37.6	0.6	50.7

Composition of the eligible liquidity pool

This table shows the allocation of the carrying value of the assets in our eligible liquidity pool for LRA and LCR purposes at 31 December 2017 and 2016.

	2017					2016
	LCR eligible liquidity pool					LCR eligible liquidity pool
	Level 1 £bn	Level 2A £bn	Level 2B £bn	Total £bn	Of which LRA eligible £bn	Level 1 £bn	Level 2A £bn	Level 2B £bn	Total £bn	Of which LRA eligible £bn
Cash and balances at central banks	30.9	–	–	30.9	30.3	16.0	–	–	16.0	15.0
Government bonds:
– AAA to AA-	11.0	–	–	11.0	11.0	28.9	0.2	–	29.1	29.1
– A+ to A	–	1.5	–	1.5	1.5	–	0.4	–	0.4	0.4
Supranational bonds and multilateral development banks:
– AAA to AA-	1.0	–	–	1.0	1.0	1.5	–	–	1.5	1.5
Covered bonds:
– AAA to AA-	1.5	1.2	–	2.7	2.7	1.7	1.2	–	2.9	2.9
Asset-backed securities:
– AAA to AA-	–	–	0.6	0.6	0.6	–	–	0.7	0.7	0.3
Equities	–	–	0.8	0.8	0.8	–	–	0.1	0.1	0.1
	44.4	2.7	1.4	48.5	47.9	48.1	1.8	0.8	50.7	49.3

FUNDING RISK MANAGEMENT

Funding strategy (unaudited)

Our funding strategy continues to be based on maintaining a conservatively structured balance sheet and diverse sources of funding.

Most of our funding comes from customer deposits. The rest is sourced from a mix of secured and unsecured funding in the wholesale markets. Overall this means that we do not rely too heavily on wholesale funds. This is reflected in our customer LDR ratio which we monitor against budget on a monthly basis. At the same time, it makes sure our sources of funding are not too concentrated on any one product. We have checks and controls to limit our asset encumbrance from our secured funding operations. As part of maintaining a diverse funding base, we raise funding in a number of currencies, including euro, and convert it into sterling through currency swaps to fund our commercial assets which are largely sterling denominated.

Our base of stable retail and corporate deposits is a key funding source for us. We leverage our large and diverse customer base to offer products that give us a long-term sustainable source of funding. We do this by focusing on building long-term relationships. Around 90% of our total core retail customer liabilities are covered by the Financial Services Compensation Scheme (the FSCS).

Behavioural maturities

The contractual maturity of balance sheet assets and liabilities highlights the maturity transformation that underpins the role of banks to lend long term, but to fund themselves mainly with shorter-term liabilities, like customer deposits.

We achieve this by diversifying our funding operations across a wide customer base, both in numbers and by type of depositor. In practice, the behavioural profiles of many liabilities show more stability and longer maturity than the contractual maturity. This is especially true of many types of retail and corporate deposits that, while they may be repayable on demand or at short notice, have shown good stability even in times of stress.

We model behaviour profiles using our experience of customer behaviour. We use this data to determine the funds transfer pricing interest rates at which we reward and charge our business units for sources and uses of funds. We apply this rate until a customer changes onto a different product or service offered by us or by one of our competitors.

We continue to improve the quality of our retail, commercial and wholesale deposits. Across all customer segments, we aim to deepen our customer relationships. We do this to lengthen the contractual and behavioural profile of our liability base. In Retail Banking, we support this aim with attractive products such as the 1l2l3 World offering.

Deposit funding

Our Retail Banking and Commercial Banking activities are mainly funded by customer deposits. The rest is funded through wholesale markets.

Wholesale funding

Wholesale funding and issuance model (unaudited)

Banco Santander is a multiple point of entry resolution group. This means that should it fail, it would be split up into parts. Healthy parts might be sold or be kept as a residual group without their distressed sister companies. The resolution or recapitalisation of the distressed parts might be effected via ‘bail in’ of bonds that had been issued to the market by a regional intermediate holding company.

Santander UK is a single point of entry resolution group. This means that resolution would work downwards from the group’s holding company (i.e. Santander UK Group Holdings plc). Losses in subsidiaries would first be transferred up to Santander UK Group Holdings plc. If the holding company is bankrupt as a result, the group needs resolving. The ‘bail in’ tool is applied to the holding company, with the equity being written off and bonds converted into equity as necessary to recapitalise the group. Those bondholders would become the new owners, and the group would stay together.

Santander UK Group Holdings plc is the immediate holding company of Santander UK plc, which in turn is the immediate parent company of Abbey National Treasury Services plc. This structure is a Bank of England recommended configuration which aims to resolve banks without disrupting the activities of their operating companies, thereby maintaining continuity of services for customers.

Our current structure is:

LOGO

(1)	Short-term funding is in the process of being transferred from Abbey National Treasury Services plc to Santander UK plc.

Composition of wholesale funding (unaudited)

We are active in the wholesale markets and we have direct access to both money market and long-term investors through our funding programmes. This makes our wholesale funding well diversified by product, maturity, geography and currency. This includes currencies available across a range of channels from money markets, repo markets, senior unsecured, secured, medium-term and subordinated debt. Details of our main programmes are available in the Funding Information section of our website www.santander.co.uk/uk/about-santander-uk/investor-relations/funding-information.

As part of our ring-fencing plan, Santander UK plc is now our main operating company issuer of senior unsecured debt and covered bonds. Santander UK Group Holdings plc is the issuer of subordinated debt and Minimum Requirement for Own Funds and Eligible Liabilities (MREL)/Total Loss Absorbing Capacity (TLAC) eligible senior unsecured debt. For more on our ring-fencing plan see Note 39.

We also have access to the UK Government schemes set out below. For each scheme, eligible collateral includes all collateral that is eligible in the Bank of England’s Discount Window Facility. We ensure that sufficient collateral is placed and available at the Discount Window.

Scheme	Description
Discount Window Facility (DWF)	The DWF is a bilateral on-demand service for firms experiencing either a firm-specific or market-wide shock. It allows firms to borrow highly liquid assets in return for less liquid collateral. This lending can be large in size and for a variable term.
Term Funding Scheme (TFS)	The TFS aims to reinforce the transmission of Base Rate cuts to the interest rates actually faced by households and businesses by providing term funding to banks at rates close to Base Rate. The TFS allows participants to borrow central bank reserves in exchange for eligible collateral. It links the price and quantity of funding to net lending to UK households, the non-financial sector and non-bank credit providers over a specified period.
Funding for Lending Scheme (FLS)	The FLS is designed to boost lending to UK households and non-financial companies. It does this by giving funding to banks and building societies for an extended period – it links both the price and quantity of funding to the net UK non-financial sector lending over a specified period. The FLS lets participants borrow UK Treasury bills in exchange for eligible collateral in a drawdown window. The FLS was closed on 31 January 2018.
Contingent Term Repo Facility (CTRF)	The CTRF will be activated by the Bank of England in response to actual or prospective market-wide stress. It gives short-term liquidity to the market through monthly auctions using eligible collateral as security.
Indexed Long-Term Repo (ILTR)

The ILTR is aimed at banks, building societies and broker-dealers with a predictable need for liquid assets. The Bank of England offers funds via an ILTR operation once each calendar month, normally with a six-month maturity. Participants can borrow using eligible collateral as security.

FUNDING RISK REVIEW

2017 compared to 2016 (unaudited)

–	Together with our immediate parent, Santander UK Group Holdings plc, our overall funding strategy remains to develop and sustain a diversified funding base. We also need to fulfil regulatory requirements as well as support our credit ratings. 2017 presented a positive market environment for issuance despite the continuing backdrop of global geo-political tensions and other political issues causing intermittent volatility. Despite concerns around political events such as the French and UK elections and the ongoing negotiation of the UK’s exit from the EU, the market remained open and offered excellent funding opportunities across all asset classes and currencies, allowing issuers to fund themselves in the wholesale markets at the lowest levels since the financial crisis. Equities also proved resilient and ended the year at record highs. In April 2017, we took advantage of the strong risk appetite for higher risk products and issued £500m Perpetual Capital Securities to our immediate parent, Santander UK Group Holdings plc.
–	In 2017, medium term funding balances were lower with TFS drawdown replacing some of our matured funding. Our total term funding was £11.8bn (2016: £12.9bn), of which £0.5bn (2016: £nil) was capital issuance, £7.3bn (2016: £8.4bn) was medium-term issuance and £4.0bn (2016: £4.5bn) was TFS.
–	The £7.3bn medium-term funding included £2.1bn of downstreamed funding from issuances by our immediate parent (this is currently in the form of loans that rank pari passu with our existing senior unsecured liabilities), £1.2bn of senior unsecured notes from the Company, £2.3bn of covered bonds and £1.7bn of securitisations.
–	Maturities in 2017 were £13.1bn (2016: £13.5bn). At 31 December 2017, 75% (2016: 67%) of wholesale funding had a maturity of greater than one year, with an overall residual duration of 43 months (2016: 41 months). The total drawdown outstanding from the TFS was £8.5bn (2016: £4.5bn) and the total drawdowns of UK Treasury Bills under the FLS remained at £3.2bn (2016 £3.2bn).
–	Our level of encumbrance from external and internal issuance of securitisations and covered bonds decreased in 2017, as planned. This reflected greater maturities than new issues in the period. We expect our overall level of encumbrance to remain broadly static in 2018.

Reconciliation of wholesale funding to the balance sheet

This table reconciles our wholesale funding to our balance sheet at 31 December 2017 and 2016.

		Balance sheet line item
					Financial
	Funding	Deposits	Deposits by	Trading	liabilities designated at	Debt securities	Subordinated	Other equity
	analysis	by banks	customers(1)	liabilities	fair value	in issue	liabilities	instruments(2)
2017	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits	0.3	0.2	–	–	0.1	–	–	–
Certificates of deposit and commercial paper	8.0	–	–	–	0.4	7.6	–	–
Senior unsecured – public benchmark	17.8	–	6.0	–	–	11.8	–	–
– privately placed	3.1	–	–	–	1.1	2.0	–	–
Covered bonds	14.2	–	–	–	–	14.2	–	–
Securitisation and structured issuance	5.5	1.0(3)	0.5	–	–	4.0	–	–
Term Funding Scheme	8.5	8.5	–	–	–	–	–	–
Subordinated liabilities and equity	5.5	–	–	–	–	–	3.2	2.3
Total wholesale funding	62.9	9.7	6.5	–	1.6	39.6	3.2	2.3
Repos	25.6	0.1	–	25.5	–	–	–	–
Foreign exchange and hedge accounting	3.9	–	0.3	–	–	3.0	0.6	–
Other	10.3	4.0(3)	–	5.6(4)	0.7	–	–	–
Balance sheet total	102.7	13.8	6.8	31.1	2.3	42.6	3.8	2.3

2016
Deposits by banks	0.7	0.3	–	0.4	–	–	–	–
Certificates of deposit and commercial paper	8.4	–	–	–	0.5	7.9	–	–
Senior unsecured – public benchmark	16.7	–	4.1	–	–	12.6	–	–
– privately placed	4.9	–	–	–	1.4	3.5	–	–
Covered bonds	15.2	–	–	–	–	15.2	–	–
Securitisation and structured issuance	9.6	2.1(3)	0.5	–	–	7.0	–	–
Term Funding Scheme	4.5	4.5	–	–	–	–	–	–
Subordinated liabilities and equity	5.2	–	–	–	–	–	3.4	1.8
Total wholesale funding	65.2	6.9	4.6	0.4	1.9	46.2	3.4	1.8
Repos	8.8	–	–	8.8	–	–	–	–
Foreign exchange and hedge accounting	5.4	–	0.4	–	–	4.1	0.9	–
Other	9.8	2.9(3)	–	6.4(4)	0.5	–	–	–
Balance sheet total	89.2	9.8	5.0	15.6	2.4	50.3	4.3	1.8

(1)	This is included in our balance sheet total of £183,648m (2016: £177,172m).
(2)	This is £14m (2016: £14m) fixed/floating rate non-cumulative callable preference shares, £235m (2016: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £2,046m (2016: £1,550m) Perpetual Capital Securities. See Note 31 to the Consolidated Financial Statements.
(3)	Securitisation and structured issuance comprise of repurchase agreements. Other comprises of items in the course of transmission and other deposits, excluding the Term Funding Scheme. See Note 21 to the Consolidated Financial Statements.
(4)	Short positions in securities and unsettled trades, cash collateral and short-term deposits. See Note 23 to the Consolidated Financial Statements.

Maturity profile of wholesale funding

This table shows our main sources of wholesale funding. It does not include securities financing repurchase and reverse repurchase agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

		>1 and	>3 and	>6 and	>9 and	Sub-total	>1 and	>2 and
	<=1 month	<=3 months	<= 6 months	<=9 months	<=12 months	<=1 year	<=2 years	<=5 years	>5 years	Total
2017	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	–	–	–	–	–	–	–	3.8	2.1	5.9
– privately placed	–	–	–	–	–	–	–	–	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	–	–	–	–	–	–	0.8	0.8	1.4	3.0
	–	–	–	–	–	–	0.8	4.6	3.6	9.0
Other Santander UK plc
Deposits by banks	–	0.1	–	–	–	0.1	–	–	–	0.1
Certificates of deposit and commercial paper	0.2	0.6	0.6	0.1	0.1	1.6	–	–	–	1.6
Senior unsecured – public benchmark	0.8	–	–	1.3	–	2.1	2.9	5.4	1.5	11.9
– privately placed	–	0.7	–	–	–	0.7	1.3	0.6	0.4	3.0
Covered bonds	0.9	–	1.0	–	–	1.9	1.3	7.7	3.3	14.2
Securitisation and structured issuance(2)	–	–	0.4	–	0.9	1.3	0.6	1.2	0.1	3.2
Term Funding Scheme	–	–	–	–	–	–	–	8.5	–	8.5
Subordinated liabilities	0.1	–	–	–	0.1	0.2	–	–	2.3	2.5
	2.0	1.4	2.0	1.4	1.1	7.9	6.1	23.4	7.6	45.0
Other group entities
Deposits by banks	0.1	0.1	–	–	–	0.2	–	–	–	0.2
Certificates of deposit and commercial paper	2.7	2.4	1.3	–	–	6.4	–	–	–	6.4
Securitisation and structured issuance(3)	–	–	–	–	0.4	0.4	1.0	0.9	–	2.3
	2.8	2.5	1.3	–	0.4	7.0	1.0	0.9	–	8.9
Total	4.8	3.9	3.3	1.4	1.5	14.9	7.9	28.9	11.2	62.9
Of which:
– Secured	0.9	–	1.4	–	1.3	3.6	2.9	18.3	3.4	28.2
– Unsecured	3.9	3.9	1.9	1.4	0.2	11.3	5.0	10.6	7.8	34.7
	4.8	3.9	3.3	1.4	1.5	14.9	7.9	28.9	11.2	62.9

2016
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	–	–	–	–	–	–	–	2.7	1.3	4.0
– privately placed	–	–	–	–	–	–	–	–	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	–	–	–	–	–	–	–	0.8	1.7	2.5
	–	–	–	–	–	–	–	3.5	3.1	6.6
Other Santander UK plc
Deposits by banks	0.1	–	–	–	–	0.1	–	–	–	0.1
Senior unsecured – public benchmark	–	0.9	–	0.9	–	1.8	2.1	6.7	2.1	12.7
– privately placed	0.9	–	–	0.4	0.2	1.5	0.6	1.4	0.2	3.7
Covered bonds	1.0	–	0.8	–	1.4	3.2	1.8	6.1	4.1	15.2
Securitisation and structured issuance(2)	0.8	0.3	1.1	1.4	0.9	4.5	1.3	0.7	0.6	7.1
Term funding scheme	–	–	–	–	–	–	–	4.5	–	4.5
Subordinated liabilities	0.1	–	–	–	–	0.1	0.2	0.2	2.2	2.7
	2.9	1.2	1.9	2.7	2.5	11.2	6.0	19.6	9.2	46.0
Other group entities
Deposits by banks	0.4	–	–	0.2	–	0.6	–	–	–	0.6
Certificates of deposit and commercial paper	2.9	3.1	1.3	0.7	0.4	8.4	–	–	–	8.4
Senior unsecured – privately placed	–	–	–	–	–	–	0.1	0.5	0.5	1.1
Securitisation and structured issuance(3)	0.3	0.3	0.2	0.2	0.2	1.2	0.9	0.4	–	2.5
	3.6	3.4	1.5	1.1	0.6	10.2	1.0	0.9	0.5	12.6
Total	6.5	4.6	3.4	3.8	3.1	21.4	7.0	24.0	12.8	65.2
Of which:
– Secured	2.1	0.6	2.1	1.6	2.5	8.9	4.0	11.7	4.7	29.3
– Unsecured	4.4	4.0	1.3	2.2	0.6	12.5	3.0	12.3	8.1	35.9
	6.5	4.6	3.4	3.8	3.1	21.4	7.0	24.0	12.8	65.2

(1)	Currently all our senior debt issued out of Santander UK Group Holdings plc is downstreamed into Santander UK plc on an equivalent rankings basis (e.g. senior unsecured is downstreamed as senior unsecured, subordinated capital instruments are downstreamed as subordinated capital instruments, etc.). However, under the end-state MREL/TLAC regime, senior unsecured debt issued out of Santander UK Group Holdings plc will be downstreamed in a form that is subordinated to senior unsecured debt, but senior to subordinated capital instruments issued out of Santander UK plc.
(2)	This includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)	This includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Currency composition of wholesale funds

This table shows our wholesale funding by major currency at 31 December 2017 and 2016.

	2017				2016
	Sterling %	US Dollar %	Euro %	Other %	Sterling %	US Dollar %	Euro %	Other %
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	9	67	22	2	12	63	21	4
– privately placed	–	–	–	100	–	–	–	100
Subordinated liabilities and equity (incl. AT1)	68	32	–	–	61	39	–	–
	28	54	14	4	31	53	13	3
Other Santander UK plc
Deposits by banks	27	73	–	–	33	67	–	–
Certificates of deposit and commercial paper	89	10	–	1
Senior unsecured – public benchmark	9	49	42	–	12	49	39	–
– privately placed	7	19	70	4	3	1	93	3
Covered bonds	47	–	52	1	41	–	58	1
Securitisation and structured issuance	80	20	–	–	59	29	12	–
Term Funding Scheme	100	–	–	–	100	–	–	–
Subordinated liabilities	52	48	–	–	55	45	–	–
	49	19	32	–	39	21	39	1
Other group entities
Deposits by banks	–	100	–	–	7	93	–	–
Certificates of deposit and commercial paper	34	65	1	–	31	68	1	–
Senior unsecured – privately placed	–	–	–	–	22	59	19	–
Securitisation and structured issuance	91	–	9	–	87	5	8	–
	47	50	3	–	41	55	4	–
Total	45	28	25	2	39	30	30	1

Term issuance

In 2017, our external term issuance (sterling equivalent) was:

	Sterling £bn	US Dollar £bn	Euro £bn	Other £bn	Total 2017 £bn	Total 2016 £bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	–	1.6	0.4	–	2.0	3.1
– privately placed	–	–	–	0.1	0.1	0.1
Subordinated debt and equity (incl. AT1)	0.5	–	–	–	0.5	–
	0.5	1.6	0.4	0.1	2.6	3.2
Other Santander UK plc
Securitisations	0.5	–	–	–	0.5	0.6
Covered bonds	2.3	–	–	–	2.3	0.6
Senior unsecured – public benchmark	–	1.1	–	–	1.1	–
– privately placed	0.1	–	–	–	0.1	–
Term Funding Scheme	4.0	–	–	–	4.0	4.5
	6.9	1.1	–	–	8.0	5.7
Other group entities
Securitisations	0.9	0.3	–	–	1.2	0.8
Covered bonds	–	–	–	–	–	0.8
Senior unsecured – public benchmark	–	–	–	–	–	1.4
– privately placed	–	–	–	–	–	1.0
	0.9	0.3	–	–	1.2	4.0
Total gross issuances	8.3	3.0	0.4	0.1	11.8	12.9

Encumbrance (unaudited)

We have encumbered an asset if we have pledged it as collateral against an existing liability. This means it is no longer available to secure funding, meet our collateral needs or be sold to reduce future funding needs.

Being able to pledge assets as collateral is an integral part of a financial institution’s operations. It includes asset securitisation or related structured funding, pledging collateral to support using payment or settlement systems and entering into derivatives, securities repurchase agreements and securities borrowing arrangements.

We do various things that lead to asset encumbrance. These include where we:

–	Enter into securitisation, covered bonds, and repurchase agreements (including central bank programmes) to access medium and long-term funding
–	Enter into short-term funding transactions. These include repurchase agreements, reverse repurchase agreements and stock borrowing transactions as part of our operational liquidity management
–	Participate in payment and settlement systems
–	Post collateral as part of derivatives activity.

We monitor our mix of secured and unsecured funding sources in our funding plan. We aim to use our available collateral efficiently to raise secured funding and to meet our other collateralised obligations.

Our biggest source of encumbrance is where we use our mortgage portfolio to raise funds through securitisation, covered bonds or other structured borrowing. We control our levels of encumbrance from these by setting a minimum level of unencumbered assets that must be available after we factor in our future funding plans, whether we can use our assets for our future collateral needs, the impact of a possible stress and our current level of encumbrance.

On-balance sheet encumbered and unencumbered assets

	Assets encumbered as a result of transactions with counterparties other than central banks				Other assets (assets encumbered at the central bank and unencumbered assets)
					Assets	Assets not positioned at the central bank
2017	As a result of covered bonds £m	As a result of securitis- ations £m	Other £m	Total £m	positioned at the central bank (i.e. pre- positioned plus encumbered) £m	Readily available for encumbrance £m	Other assets capable of being encumbered £m	Cannot be encumbered £m	Total £m	Total assets £m
Cash and balances at central banks(1)(2)	–	–	1,010	1,010	395	31,366	–	–	31,761	32,771
Trading assets	–	–	17,092	17,092	–	903	12,560	–	13,463	30,555
Derivative financial instruments	–	–	–	–	–	–	–	19,942	19,942	19,942
Financial assets designated at fair value	–	–	–	–	–	1,405	691	–	2,096	2,096
Loans and advances to banks	–	–	105	105	–	935	4,887	–	5,822	5,927
Loans and advances to customers	18,891	16,530	31	35,452	57,644	64,412	20,459	21,523	164,038	199,490
Financial investments	–	–	6,755	6,755	–	10,856	–	–	10,856	17,611
Interests in other entities	–	–	–	–	–	–	–	73	73	73
Intangible assets	–	–	–	–	–	–	–	1,742	1,742	1,742
Property, plant and equipment	–	–	–	–	–	–	1,598	–	1,598	1,598
Retirement benefit assets	–	–	–	–	–	–	–	449	449	449
Other assets	–	–	–	–	–	–	–	2,511	2,511	2,511
Total assets	18,891	16,530	24,993	60,414	58,039	109,877	40,195	46,240	254,351	314,765

2016
Cash and balances at central banks(1)(2)	–	–	600	600	370	16,137	–	–	16,507	17,107
Trading assets	–	–	13,582	13,582	–	2,807	13,646	–	16,453	30,035
Derivative financial instruments	–	–	–	–	–	–	–	25,471	25,471	25,471
Financial assets designated at fair value	–	–	–	–	–	1,463	677	–	2,140	2,140
Loans and advances to banks	–	–	115	115	–	1,030	3,203	–	4,233	4,348
Loans and advances to customers	20,234	19,996	25	40,255	23,801	96,741	18,137	20,804	159,483	199,738
Financial investments	–	–	2,684	2,684	–	14,782	–	–	14,782	17,466
Interests in other entities	–	–	–	–	–	–	–	61	61	61
Intangible assets(3)	–	–	–	–	–	–	–	1,685	1,685	1,685
Property, plant and equipment	–	–	–	–	–	–	1,491	–	1,491	1,491
Retirement benefit assets	–	–	–	–	–	–	–	398	398	398
Other assets	–	–	–	–	–	–	–	2,571	2,571	2,571
Total assets	20,234	19,996	17,006	57,236	24,171	132,960	37,154	50,990	245,275	302,511

(1)	Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)	Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1 to the Consolidated Financial Statements.

Assets encumbered as a result of transactions with counterparties other than central banks mainly relate to funding we had secured against our loans and advances to customers. It also includes cash collateral in trading assets that we posted to meet margin needs on derivatives.

Other assets classified as readily available for encumbrance include cash and securities we hold in our eligible liquidity pool. They also include other unencumbered assets that give us a source of contingent liquidity. We do not rely on these extra unencumbered assets in our LRA, but we might use some of them in a time of stress. We can create liquidity by using them as collateral for secured funding or through outright sale.

Other assets that are not classified as readily available for encumbrance are mainly derivatives and loans and advances to customers and banks.

Loans and advances to customers are only classified as readily available for encumbrance if they are already in a form we can use to raise funding without any other actions on our part. This includes excess collateral that is already in a secured funding structure. It also includes collateral that is pre-positioned at central banks and is available for use in secured financing.

All other loans and advances are classified as not readily available for encumbrance, but some would still be suitable for use in secured funding structures.

Encumbrance of customer loans and advances

We have issued prime retail mortgage-backed and other asset-backed securitised products to a diverse investor base through our mortgage-backed and other asset-backed funding programmes.

We have raised funding with:

–	Mortgage-backed notes, both issued to third parties and retained – the latter being central bank eligible collateral for funding purposes in other Bank of England facilities
–	Other asset-backed notes.

We also have a covered bond programme. Under this, we issue securities to investors secured by a pool of residential mortgages.

For more on how we have issued notes from our secured programmes externally and also retained them, and what we have used them for, see Notes 16 and 33 to the Consolidated Financial Statements.

CREDIT RATINGS (unaudited)

Contractual credit rating downgrade exposure (cumulative cash flow)

This table shows the cumulative cash outflows of Santander UK plc due to a credit rating downgrade.

	2017		2016
	One-notch downgrade £bn	Two-notch downgrade £bn	One-notch downgrade £bn	Two-notch downgrade £bn
Securitisation derivatives	2.3	2.3	3.3	3.4
Contingent liabilities and derivatives margining	1.6	1.8	1.3	1.6
Total contractual funding or margin requirements	3.9	4.1	4.6	5.0